Equity (Details) - USD ($)	Dec. 13, 2023	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Equity [Line Items]
Ordinary shares outstanding		24,015,592		22,115,592
Par value, per share		$ 0.00005		$ 0.00005
Preferred shares, shares issued		3,700,000
Preferred shares, par value		$ 0.00005
Voting right	(20)
Initial Public Offering [Member]
Equity [Line Items]
Depositary shares			5,700,000
Issued price per share			$ 6.8
Net proceeds			$ 33,110,000
Other offering expense			$ 5,650,000
Ordinary shares outstanding			24,015,592
Par value, per share			$ 0.00005
Issuance of Preferred Shares [Member]
Equity [Line Items]
Preferred shares, shares issued	3,700,000
Preferred shares, par value	$ 0.00005
Voting right	20
Issuance voting, percentage	79.00%
Fair value amount	$ 3,700,000
Preferred stock equivalent	$ 730.93
Price per share	$ 0.0001975